Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Measurements
Financial instruments measured at fair value by level within the fair value hierarchy

The following table sets forth the financial instruments, measured at fair value, by level within the fair value hierarchy (in thousands):

		Fair Value Measurements at Reporting Date Using
	Carrying Value on Balance Sheets	Quote Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
As of December 31, 2016:
Assets:
Term deposits and short term investments	781,298	22,198	759,100	—
Restricted cash	354,602	354,602	—	—
Available-for-sale investments	939,432	—	—	939,432
As of December 31, 2017:
Assets:
Term deposits and short term investments	737,657	12,807	724,850	—
Restricted cash	336,700	336,700	—	—
Available-for-sale investments	1,196,330	—	—	1,196,330

Reconciliation of the fair value measurements of available-for-sale investments using significant unobservable inputs (level 3)

The following table sets forth the reconciliation of the fair value measurements of available-for-sale investments using significant unobservable inputs (level 3) from January 1, 2016 to December 31, 2017 (in thousands):

Fair Value Measurements Using Significant Unobservable Inputs
(Level 3)
RMB

Beginning balance as of January 1, 2016	513,994
Additional investments obtained from conversion of convertible loans	143,820
Change in fair value	247,336
Currency translation adjustment	34,282

Ending balance as of December 31, 2016	939,432
Change in fair value	321,538
Currency translation adjustment	(64,640)

Ending balance as of December 31, 2017	1,196,330

Key inputs used in valuation of available-for-sale investments

	As of December 31,
	2016	2017
Discount rate	23.0%	23.0%
Lack of marketability discount (“DLOM”)	25.0%	25.0%
Volatility	47.0%	45.3%
Revenue growth rate	10.0%-349.0%	5.0%-93.8%
Terminal growth rate	3.0%	3.0%